Prepayment for Cip Project (Details) ¥ in Millions	6 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Jun. 25, 2021 USD ($)	Jun. 25, 2021 CNY (¥)
Prepayment for Cip Project (Details) [Line Items]
Total estimated budget	$ 416,083			¥ 2.9
Additional capital expenditure	3,600,000
Chenyuan [Member]
Prepayment for Cip Project (Details) [Line Items]
Total estimated budget		¥ 69.2	$ 10,100,000
Construction in Progress [Member]
Prepayment for Cip Project (Details) [Line Items]
Total estimated budget					$ 24,000,000	¥ 165.0
Additional capital expenditures	$ 13,900,000	¥ 95.8
Construction in Progress [Member] | Chenyuan [Member]
Prepayment for Cip Project (Details) [Line Items]
Prepayment			$ 9,700,000